Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Defined Benefit Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT’s actuarial valuation is performed every year-end. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	22,298	28,197	22,638
Interest costs on benefit obligation	1,173	922	1,056
Service costs	1,093	1,614	1,313
Actuarial losses on obligations – experience	78	538	265
Actual benefits paid/settlements	(102)	(3,471)	(369)
Actuarial losses on obligations – economic assumptions	(3,972)	(5,502)	3,507
Curtailment and others	(4,685)	—	(213)
Present value of defined benefit obligations at end of the year	15,883	22,298	28,197
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	14,683	15,000	13,724
Actual contributions	6,359	3,614	3,227
Interest income on plan assets	983	605	322
Return on plan assets (excluding amount included in net interest)	—	(1,065)	(1,904)
Actual gain on plan assets	(421)	—	—
Actual benefits paid/settlements	(5,313)	(3,471)	(369)
Fair value of plan assets at end of the year	16,291	14,683	15,000
Unfunded status – net	408	(7,615)	(13,197)
Accrued benefit costs	482	7,760	13,342
Prepaid benefit costs (Note 19)	890	145	145

Components of net periodic benefit costs:
Service costs	1,093	1,614	1,313
Interest costs - net	190	317	734
Curtailment/settlement gains and other adjustments	261	—	(99)
Net periodic benefit costs (Note 5)	1,544	1,931	1,948

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2022:

(in million pesos)
2023	261
2024	317
2025	433
2026	826
2027	1,077
2028 to 2032	11,904

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Rate of increase in compensation	5.7%	5.7%	6.0%
Discount rate	7.3%	5.3%	3.5%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2022 and 2021, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(14,223)
	(1%)	17,579

Future salary increases	1%	17,587
	(1%)	(4,189)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	13,509	11,332
Shares of stock	1,913	2,316
Corporate bonds	318	242
Mutual funds	7	7
Government securities	129	17
Total noncurrent financial assets	15,876	13,914
Current Financial Assets
Cash and cash equivalents	410	518
Receivables	8	5
Total current financial assets	418	523
Total PLDT’s Plan Assets	16,294	14,437
Subsidiaries Plan Assets	(3)	246
Total Plan Assets of Defined Benefit Pension Plans	16,291	14,683

Defined Benefit Pension Plans [Member] | Shares of Stocks [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Common shares
PSE	1,054	1,401
PLDT	35	48
Others	464	507
Preferred shares	360	360
	1,913	2,316

Defined Benefit Pension Plans [Member] | Unlisted Equity Investments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

Unquoted Equity Investments

As at December 31, 2022 and 2021, this account consists of:

	2022	2021	2022	2021
	Percentage of Ownership			(in million pesos)
MediaQuest	100%	100%	12,634	10,508
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	625	584
BTFHI	100%	100%	250	240
			13,509	11,332

Defined Benefit Pension Plans [Member] | Investment Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2022 and 2021 are as follows:

	2022	2021
Investments in listed and unlisted equity securities	95%	94%
Temporary cash investments	2%	4%
Debt and fixed income securities	2%	2%
Mutual funds	1%	—
	100%	100%

Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	3,264	2,775	2,813
Service costs	262	313	294
Interest costs on benefit obligation	156	101	118
Actuarial losses – economic assumptions	(20)	(40)	28
Actuarial losses – experience	(216)	12	69
Actual benefits paid/settlements	(396)	—	(567)
Curtailment and others	(273)	103	20
Present value of defined benefit obligations at end of the year	2,777	3,264	2,775
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	4,137	3,651	3,084
Actual contributions	299	306	282
Interest income on plan assets	213	132	142
Return on plan assets (excluding amount included in net interest)	(322)	(18)	143
Actual benefits paid/settlements	(842)	—	—
Others	—	66	—
Fair value of plan assets at end of the year	3,485	4,137	3,651
Funded status – net	708	873	876
Prepaid benefit costs (Note 19)	708	873	876

Components of net periodic benefit costs:
Service costs	262	313	294
Interest costs - net	(57)	(31)	(24)
Curtailment/settlement gains and other adjustments	—	—	—
Net periodic benefit costs (Note 5)	205	282	270

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2022:

(in million pesos)
2023	81
2024	143
2025	142
2026	210
2027	216
2028 to 2062	2,163

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Rate of increase in compensation	5.0%	5.0%	5.0%
Discount rate	7.3%	5.0%	3.5%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2021 and 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.1%)	(4)
	0.2%	614

Future salary increases	0.2%	614
	(0.1%)	(4)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,152	2,833
Domestic equities	676	997
International fixed income	222	558
Philippine foreign currency bonds	220	224
International equities	—	844
Total noncurrent financial assets	3,270	5,456
Current Financial Assets
Cash and cash equivalents	1,411	37
Total current financial assets	1,411	37
Total plan assets	4,681	5,493
Less: Employee’s share, forfeitures and mandatory reserve account	1,196	1,356
Total Plan Assets of Defined Contribution Plans	3,485	4,137

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2022 and 2021 are as follows:

	2022	2021
Investments in debt and fixed income securities and others	86%	67%
Investments in listed and unlisted equity securities	14%	33%
	100%	100%